Loans - Loans Outstanding by Domicile and Industry of Borrower (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2020	Mar. 31, 2020
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 90,632,514	¥ 87,677,169
Less: Unearned income and deferred loan fees—net		156,767	149,081
Total loans before allowance for credit losses on loans		90,475,747	87,528,088
Domestic
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		59,594,397	56,030,511
Domestic | Manufacturing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		11,700,375	9,731,028
Domestic | Construction and real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,172,843	9,603,433
Domestic | Services
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		6,294,310	5,992,511
Domestic | Wholesale and retail
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		5,415,605	5,219,727
Domestic | Transportation and communications
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		3,978,708	3,832,884
Domestic | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		4,719,863	4,634,442
Domestic | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		2,639,956	2,198,805
Domestic | Other industries
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding	[1]	5,517,220	5,389,347
Domestic | Mortgage loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		8,357,042	8,567,099
Domestic | Other individual loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		798,475	861,235
Foreign
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		31,038,117	31,646,658
Foreign | Banks and other financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		10,502,326	10,475,277
Foreign | Government and public institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		308,171	317,284
Foreign | Commercial and industrial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		20,190,048	20,818,709
Foreign | Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans outstanding		¥ 37,572	¥ 35,388

[1]	Other industries of domestic includes trade receivables and lease receivables of consolidated VIEs.